S000001271 [Member] Investment Objectives and Goals - LARGE CAP VALUE FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP VALUE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.